SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

30.       SUBSEQUENT EVENTS

30.1       Issuance of Sustainability-linked Notes 2032 (“Notes 2032”)

On July 1, 2021, the Company, through its associate Suzano Austria GmbH ("Suzano Austria"), issued Senior Notes totaling US$1,000,000 (equivalent to R$5,005,500 on the transaction date) with yield of 3.280% p.a., with a coupon of 3.125% p.a., to be paid semi-annually, on the 15th of January and July of each year, starting on January 15, 2022, and maturing on January 15, 2032 (“Notes”).

The Notes have environmental performance indicators (“Key Performance Indicator - KPI”) associated with a goal of (i) reducing the industrial water withdrawal intensity and (ii) achieve 30% in the representative of women in leadership positions in the Company by the end of 2025, evidencing Suzano’s commitment to a more efficient usage of natural resources in its operations and with diversity & inclusion and in convergence with the implementation of its Long Term Goal published in 2020.

Under the terms of the Senior Notes 2032, from July 16, 2027 until the due date, the interest rate payable will increase by 12.5 basis points unless the Company provides confirmation to the Trustee together with a related confirmation by the External Verifier at least 30 days prior to July 16, 2027, of compliance with the target of reducing industrial water abstraction to a volume less than or equal to 26.1m³ per ton produced, calculated using the average of realized values in 2025 and 2026. In parallel, from July 16, 2026 until the due date, the interest rate payable will increase by 12.5 basis points unless the Company provides confirmation to the thereof trustee, together with a confirmation issued by the external expert at least 30 days prior to July 16, 2026, that the target of 30% or more women in leadership positions has been met by December 31, 2025. Additionally, pursuant to the Sustainability-Linked Securities Framework, the Company has committed to publish annually a Sustainability Report, together with a verification assurance report issued by the External Verifier. Thus, the new debt securities are characterized as sustainability-linked bonds, according to the principles promulgated by the Capital Markets Association. Additional information on the scope of sustainability associated with the new securities and measurement of performance indicators can be found in the Sustainability-Linked Securities Framework document available on the Company's Investor Relations website.

The Notes are senior obligations and are fully guaranteed by the Company. The proceeds obtained will be used to repay existing debt, including payments with respect to (i) maturing obligations under certain export pre-payment agreements; and (ii) the optional redemption of the 5.25% Senior Notes due May 2024 issued by Fibria Overseas Finance Ltd., upon terms to be subsequently determined; and otherwise for general corporate purposes.

30.2    Total Repurchase of 2024 Notes

On July 26, 2021 the Company, through its associate Fibria Overseas Finance Ltd. (“Fibria Overseas”) exercised its right to redeem all of the outstanding aggregate principal amount of its 5.250% Notes due 2024 (“2024 Notes”) currently outstanding, in the total aggregate principal amount of US$352,793 (equivalent to R$1,829,690 on the transaction date).

Fibria Overseas redeemed the 2024 Notes, with funds obtained from the issuance of the 2032 Notes (Note 30.1), at a repurchase price equal to the greater of (a) 100.0% of the principal amount thereof, and (b) the sum of the present values of each remaining scheduled payment of principal and interest thereon discounted to the repurchase date on a semi-annual basis using a discount rate equal to the treasury rate plus 0.40%, plus in the case of item (a) only, accrued and unpaid interest on the principal amount of the 2024 Notes to the repurchase date (the “Make-Whole Amount”), plus in each case any accrued and unpaid interest and additional amounts, if any, on such securities to the repurchase date, as calculated by the Independent Investment Banker.

In the execution of the total repurchase, premium payments were made in the amounts of US$43,781 (equivalent to R$227,063 on the transaction date), to the bondholders of Notes 2024 recognized in the financial result and payment of interest of US$3,807 (equivalent to R$19,745 on the transaction date).

The 2024 Notes are no longer listed on the NYSE and the related guarantee by the guarantor was cancelled and any obligation thereunder extinguished.

30.3     Early Settlement of the Export Prepayment Agreement

On July 27, 2021 the Company, through its associate Suzano Pulp and Paper Europe S.A., concluded the early settlement of the export prepayment agreement, entered into on December 4, 2018, as part of the funding structure for payment of the cash installment related to the business combination with Fibria Celulose S.A., with the Company as guarantor of the transaction (“Prepayment Agreement”). On this date, the updated balance of the Prepayment Agreement was US$333,152 (equivalent to R$1,721,364 on the transaction date), at the cost of Libor + 1.15% p.a., with an average term of 24 months and final maturity in December 4, 2023.